GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 70,423	$ 56,841
Accumulated amortization	(32,894)	(22,426)
Intangible assets net	37,529	34,415
Amortization expense	10,826	9,633	$ 4,250
Impairment of internal use software	114	615	$ 0
Internal use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets	55,164	40,663
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 15,259	$ 16,178